STOCK-BASED COMPENSATION - Principal assumptions used to determine fair value of stock options (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangements [Abstract]
Weighted average fair value	$ 7.46	$ 5.86
Risk-free interest rate	0.30%	1.70%
Dividend yield	3.40%	3.40%
Volatility of Class B Non-Voting Shares	23.10%	16.10%
Weighted average expected life	5.1	5.5